Note 29 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€) € in Millions	Jun. 30, 2019 [1]	Dec. 31, 2018
Capital Base And Capital Management
CET 1	€ 42,328	€ 40,313
Elegible Additional Tier 1 capital	6,669	5,634
CET 2	7,944	8,756
Risk Weighted Assets	€ 360,069	€ 348,264
Common Equity Tier 1 CET1	11.76%	11.58%
AT 1	1.85%	1.62%
Tier 1 (Eligible capital resources)	13.61%	13.19%
Tier 2 ( Eligible capital resources)	2.21%	2.51%
Total Capital (Tier 1 + Tier 2))	15.81%	15.71%

[1]	(*) Provisional data.